Discontinued operations (Tables)	6 Months Ended
Feb. 28, 2022
Eden Games S. A. [Member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results of discontinued operations for Eden the related cash flows are as follows:

	For the three months ended		For the six months ended
	Feb 28, 2022	Feb 28, 2021	Feb 28, 2022	Feb 28, 2021
	$	$	$	$
Revenues
Revenue	2,223,077	688,473	4,325,203	1,188,428

Operating expenses
Salaries and wages	891,134	914,961	1,784,054	1,782,537
Consulting	271,534	243,351	693,619	401,367
Professional fees	-	-	-	-
Sponsorships and tournaments	-	-	-	-
Advertising and promotion	-	-	-	-
Office and general	9,602	110,574	185,096	238,864
Technology expenses	-	-	-	-
Amortization and depreciation	109,894	657,764	222,989	1,218,034
Share-based payments	(46)	(305)	(94)	(1,055)
Interest expense	3,209	8,574	7,161	26,889
(Gain) loss on foreign exchange	6,546	(21,668)	39,350	(161,038)
Net income (loss) from discontinued operations	931,204	(1,224,778)	1,393,028	(2,317,170)

Schedule of cash flow in discontinued operation

	For the three months ended		For the six months ended
	Feb 28, 2022	Feb 28, 2021	Feb 28, 2022	Feb 28, 2021
	$	$	$	$
Net cash provided by (used in) operating activities	87,745	70,637	55,334	231,544
Net cash used in financing activities	(25,228)	(27,223)	(50,714)	(107,967)
Change in cash	62,517	43,414	4,620	123,577
Cash, beginning of period	212,674	187,741	270,571	107,578
Cash, end of period	275,191	231,155	275,191	231,155

Disclosure of net asset

As of February 28, 2022, Eden Games comprised assets of $2,796,145 less liabilities of $, as follows:

Amount
$
ASSETS
Current
Cash	275,191
Accounts and other receivables	1,119,121
Government remittances	661,772
Prepaid expenses and other	38,246
2,094,330
Non-Current
Property and equipment	43,567
Goodwill	345,150
Intangible assets	296,618
Right-of-use assets	16,480
701,815
2,796,145

Amount
$
LIABILITIES
Current
Accounts payable	674,439
Accrued liabilities	913,029
Lease obligation, current	18,456
Long-term debt, current	45,869
1,587,338

Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Schedule of discontinued operations

Results of discontinued operations for the Motorsports Group and the related cash flows along with description of the transaction are as follows:

	For the three months ended		For the six months ended
	Feb 28, 2022	Feb 28, 2021	Feb 28, 2022	Feb 28, 2021
	$	$	$	$
Revenues
Revenue	-	-	-	90,934

Operating expenses
Salaries and wages	-	-	-	212,546
Consulting	-	-	-	267,933
Professional fees	-	-	-	22,681
Sponsorships and tournaments	-	-	-	203,637
Advertising and promotion	-	-	-	1,740
Office and general	-	-	-	7,374
Technology expenses	-	-	-	86,590
Amortization and depreciation	-	-	-	201,335
Share-based payments	-	-	-	-
Interest expense	-	-	-	572
(Gain) loss on foreign exchange	(9,656)	-	2,241	39,711
Net loss from discontinued operations	9,656	(2,970)	-	(953,185)

Schedule of cash flow in discontinued operation

	For the three months ended		For the six months ended
	Feb 28, 2022	Feb 28, 2021	Feb 28, 2022	Feb 28, 2021
	$	$	$	$

Net cash provided by (used in) operating activities	-	(125)	-	(92,652)
Net cash used in financing activities	-	-	-	-
Disposal of Motorsports	-	-	-	24,348
Change in cash	-	(125)	-	(68,304)
Cash, beginning of period	-	125	-	68,304
Cash, end of period	-	-	-	-

Disclosure of net asset

The net assets of the Motorsport Group as at the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash and cash equivalents	(24,348)
Accounts and other receivables	126,590
Government remittances	25,095
Prepaid expenses and other	24,113
Property and equipment	47,416
Intangible assets	3,066,457
Total assets of disposal group	3,265,323

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	508,881
Accrued liabilities	422,139
Total liabilities of disposal group	931,020

Net assets of disposal group	2,334,303

Schedule of loss on disposal

Consideration transferred for the Motorsport Group was as follows:

Amount
$
Consideration received or receivable:
Accounts payable assumed	101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)

Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	(678,931)